Income Tax Benefits (Details) ¥ in Millions, $ in Millions			12 Months Ended
	Oct. 01, 2022	Jan. 01, 2018	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022	Mar. 31, 2021
Income Tax Benefits [Line Items]
Net loss before taxes (in Yuan Renminbi)			¥ 83.8		¥ 33.8	¥ 668.6
Profits earned amount (in Dollars) | $				$ 2
Percentage of profits earned			8.25%	8.25%
Tax rate percentage			16.50%	16.50%
Income tax rate
Statutory tax rate			25.00%	25.00%	25.00%	25.00%
State taxation rate			15.00%	15.00%
Reduced tax rates						15.00%	15.00%	15.00%
Additional tax deductions			50.00%	50.00%
Withholding tax rate			10.00%	10.00%
Dividend of tax rate			10.00%	10.00%
Equity interest, percentage			25.00%	25.00%
Income tax benefit			50.00%	50.00%
Underpayment of taxes (in Yuan Renminbi)			¥ 0.1
High and New Technology Enterprise [Member]
Income Tax Benefits [Line Items]
Statutory tax rate			15.00%	15.00%
Hong Kong [Member]
Income Tax Benefits [Line Items]
Dividend of tax rate			5.00%	5.00%
Minimum [Member]
Income Tax Benefits [Line Items]
Additional tax deductions	75.00%	50.00%
Maximum [Member]
Income Tax Benefits [Line Items]
Additional tax deductions	100.00%	75.00%
PRC [Member]
Income Tax Benefits [Line Items]
Income tax rate			25.00%	25.00%
VIE and subsidiary [Member]
Income Tax Benefits [Line Items]
Income tax rate			25.00%	25.00%